Impairment of non-current assets - Breakdown of oilfields impairment losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detailed information about impairment losses reservals of assets Exploration and Production
Impairment reversal (loss)	$ 438,020	$ (192,693)	$ (1,982,044)
Oilfields [Member]
Detailed information about impairment losses reservals of assets Exploration and Production
Impairment reversal (loss)	521,664	(123,652)	(1,663,082)
Fields in Colombia [Member] | Oilfields [Member] | Reversal [Member]
Detailed information about impairment losses reservals of assets Exploration and Production
Carrying amount	11,216,641	24,845,238	3,842,819
Recoverable amount	17,575,851	61,224,928	6,047,345
Impairment reversal (loss)	499,599	1,019,395	74,577
Fields in Colombia [Member] | Oilfields [Member] | Loss [Member]
Detailed information about impairment losses reservals of assets Exploration and Production
Carrying amount	239,046	2,439,799	4,992,462
Recoverable amount	136,698	1,423,561	3,322,284
Impairment reversal (loss)	(104,041)	(1,016,238)	(1,673,258)
Fields operated abroad | Oilfields [Member] | Reversal [Member]
Detailed information about impairment losses reservals of assets Exploration and Production
Carrying amount	1,142,593		200,910
Recoverable amount	1,306,219		539,785
Impairment reversal (loss)	$ 126,106		4,391
Fields operated abroad | Oilfields [Member] | Loss [Member]
Detailed information about impairment losses reservals of assets Exploration and Production
Carrying amount		1,277,609	68,792
Recoverable amount		1,150,800
Impairment reversal (loss)		$ (126,809)	$ (68,792)